Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt
Debt and the average interest rates on debt outstanding were as follows:

In thousands	Average interest rate at December 31, 2012	Maturity year	December 31
			2012	2011
Commercial paper	0.664%	2017	$424,684	$3,497
Revolving credit facilities	—	2017	—	168,500
Senior notes - fixed rate	1.350%	2015	350,000	—
Senior notes - fixed rate	1.875%	2017	350,000	—
Senior notes - fixed rate	2.650%	2019	250,000	—
Senior notes - fixed rate	5.000%	2021	500,000	500,000
Senior notes - fixed rate	3.150%	2022	550,000	—
Senior notes - fixed rate	—	—	—	400,000
Senior notes - floating rate	—	—	—	205,000
Other	0.562%	2014-2030	8,880	16,302
Capital lease obligations	4.313%	2015-2025	23,810	15,788
Total debt			2,457,374	1,309,087
Less: Current maturities and short-term borrowings			(3,096)	(4,862)
Long-term debt			$2,454,278	$1,304,225

In December 2012, our wholly-owned subsidiary, Pentair Finance S.A. (“PFSA”), completed an exchange offer (the “Exchange Offer”) pursuant to which it exchanged $373 million in aggregate principal amount of 5.00% Senior Notes due 2021 of Pentair, Inc., a wholly-owned, indirect subsidiary of the Company (the “2021 Notes”) for a like amount of new 5.00% Senior Notes due 2021 of PFSA (the “New 2021 Notes”) plus $5.6 million in transaction-related costs. Upon completion of the Exchange Offer, $127 million in aggregate principal amount of 2021 Notes remained outstanding. The remaining 2021 Notes and New 2021 Notes are guaranteed as to payment by Pentair Ltd.
In November 2012, PFSA completed a private offering of $350 million aggregate principal amount of 1.35% Senior Notes due 2015 (the “2015 Notes”) and $250 million aggregate principal amount of 2.65% Senior Notes due 2019 (the “2019 Notes” and, collectively, the “2015/2019 Notes”), which are guaranteed as to payment by Pentair Ltd. In certain circumstances, PFSA may be required to pay additional interest on the 2015/2019 Notes. We used the net proceeds from the sale of the 2015/2019 Notes to repay commercial paper and for general corporate purposes.
In October 2012, we redeemed the remaining outstanding aggregate principal of our 5.65% fixed rate senior notes due 2013-2017 totaling $400 million and our 1.05% floating rate senior notes due 2013 totaling $100 million (the “Fixed/Floating Rate Notes”). The redemptions included make-whole premiums of $65.8 million. Concurrent with the redemption of the Fixed/Floating Rate Notes, we terminated a related interest rate swap that was designated as a cash flow hedge, which resulted in the reclassification of $3.4 million of previously unrecognized variable to fixed swap losses from AOCI to earnings in October 2012. All costs associated with the redemption were recorded as a Loss on the early extinguishment of debt including $0.6 million of unamortized deferred financing costs.
In September 2012, PFSA, completed a private offering of $550 million aggregate principal amount of 3.15% Senior Notes due 2022 (the “2022 Notes”) and $350 million aggregate principal amount of 1.875% Senior Notes due 2017 (the “2017 Notes” and, collectively, the “2017/2022 Notes”), which are guaranteed as to payment by Pentair Ltd. In certain circumstances, PFSA may be required to pay additional interest on the 2017/2022 Notes. The 2017/2022 Notes remained outstanding after the Merger. A portion of the net proceeds from the 2017/2022 Notes offering were used to repay $435 million to Tyco in conjunction with the Distribution and the Merger.
In September 2012, Pentair, Inc. entered into a credit agreement providing for an unsecured, committed revolving credit facility (the “Credit Facility”) with initial maximum aggregate availability of up to $1,450 million. The Credit Facility replaced Pentair, Inc.’s $700 million Former Credit Facility (as defined below). The Credit Facility matures in September 2017. Upon the completion of the Merger, Pentair Ltd. became the guarantor under the Credit Facility and PFSA and certain other of our subsidiaries became affiliate borrowers under the Credit Facility. Borrowings under the Credit Facility generally bear interest at a variable rate equal to the London Interbank Offered Rate (“LIBOR”) plus a specified margin based upon PFSA’s credit ratings. PFSA must also pay a facility fee ranging from 10.0 to 30.0 basis points per annum (based upon PFSA’s credit ratings) on the amount of each lender’s commitment.
In May 2011, Pentair, Inc. completed a public offering of $500 million aggregate principal amount of the 2021 Notes. Pentair, Inc. used the net proceeds from the offering of the 2021 Notes to finance in part the CPT acquisition in 2011. The 2021 Notes which remain outstanding subsequent to the Exchange Offer are guaranteed as to payment by Pentair Ltd.
In April 2011, Pentair, Inc. entered into a Fourth Amended and Restated Credit Agreement that provided for an unsecured, committed revolving credit facility (the “Former Credit Facility”) of up to $700 million, with multi-currency sub-facilities to support investments outside the U.S. Borrowings under the Former Credit Facility bore interest at the rate of LIBOR plus 1.75%. We used borrowings under the Former Credit Facility to fund a portion of the CPT acquisition in 2011 and to repay $105 million of matured senior notes in May 2012. The Former Credit Facility was terminated in September 2012 in connection with the Merger and replaced by the Credit Facility, at which time the subsidiary guarantees in place under the Former Credit Facility ceased to exist.

PFSA is authorized to sell short-term commercial paper notes to the extent availability exists under the Credit Facility. PFSA uses the Credit Facility as back-up liquidity to support 100% of commercial paper outstanding. As of December 31, 2012 and 2011, we had $424.7 million and $3.5 million, respectively, of commercial paper outstanding, all of which was classified as long-term as we have the intent and the ability to refinance such obligations on a long-term basis under the Credit Facility.
We used borrowings under the Credit Facility and proceeds from the 2017/2022 Notes offering, to repay the Former Credit Facility and to pay other fees and expenses in connection with the Merger. Total availability under the Credit Facility was $1,025.3 million as of December 31, 2012, which was not limited by any covenants contained in the Credit Facility’s credit agreement. Subsequent to the Merger, we used the remaining proceeds from the 2017/2022 Notes offering and issuances of commercial paper to redeem the Fixed/Floating Rate Notes as discussed above, to repurchase shares in conjunction with our share repurchase as discussed in Note 15 and to purchase the remaining 25% interest in KEF for $100 million as discussed in Note 4.
Our debt agreements contain certain financial covenants, the most restrictive of which are in the Credit Facility, including that we may not permit (i) the ratio of our consolidated debt plus synthetic lease obligations to our consolidated net income (excluding, among other things, non-cash gains and losses) before interest, taxes, depreciation, amortization, non-cash share-based compensation expense, and up to $40 million of costs and expenses incurred in connection with the Merger (EBITDA) for the four consecutive fiscal quarters then ended (the “Leverage Ratio”) to exceed 3.50 to 1.00 on the last day of each fiscal quarter, and (ii) the ratio of our EBITDA for the four consecutive fiscal quarters then ended to our consolidated interest expense, including consolidated yield or discount accrued as to outstanding securitization obligations (if any), for the same period to be less than 3.00 to 1.00 as of the end of each fiscal quarter. For purposes of the Leverage Ratio, the Credit Facility provides for the calculation of EBITDA giving pro forma effect to the Merger and certain acquisitions, divestitures and liquidations during the period to which such calculation relates. As of December 31, 2012, we were in compliance with all financial covenants in our debt agreements.
In addition to the Credit Facility, we have various other credit facilities with an aggregate availability of $89.0 million, of which $3.0 million was outstanding at December 31, 2012. Borrowings under these credit facilities bear interest at variable rates.
Debt outstanding at December 31, 2012 matures on a calendar year basis as follows:

In thousands	2013	2014	2015	2016	2017	Thereafter	Total
Contractual debt obligation maturities	$—	$65	$350,000	$—	$777,706	$1,305,793	$2,433,564
Capital lease obligations	3,096	3,171	6,036	1,236	1,236	9,035	23,810
Total maturities	$3,096	$3,236	$356,036	$1,236	$778,942	$1,314,828	$2,457,374

As part of the Merger and CPT acquisition, we assumed capital lease obligations related primarily to land and buildings. As of December 31, 2012 and December 31, 2011, the recorded values of the assets acquired under those capital leases were $40.5 million and $22.7 million, respectively, less accumulated amortization of $6.0 million and $5.1 million, respectively, all of which were included in Property, plant and equipment, net on the Consolidated Balance Sheets.
Capital lease obligations consist of total future minimum lease payments of $26.1 million less the imputed interest of $2.3 million as of December 31, 2012.